Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Detail ) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
2022	$ 264
2023	540
2024	565
2025	586
2026	604
2027 and thereafter	1,588
Total future minimum lease payments	4,147
Less: interest	(981)
Present value of future minimum lease payments under operating lease liabilities	$ 3,166